Note 36 - Transactions on behalf of third parties (Tables)	12 Months Ended
Dec. 31, 2018
Transactions On Behalf Of Third Parties Abstract
Table of Transactions On Behalf Of Third Parties Explanatory
Transactions on Behalf of Third Parties (Millions of euros)
	2018	2017	2016
Financial instruments entrusted to BBVA by third parties	628.417	624.822	637.761
Conditional bills and other securities received for collection	13.484	14.775	16.054
Securities lending	4.866	5.485	3.968
Total	646.768	645.081	657.783

Customer funds by type
Customer Funds by Type (Millions of euros)
	2018	2017	2016
Asset management by type of customer (*):
Collective investment	61.393	60.939	55.037
Pension funds	33.807	33.985	33.418
Customer portfolios managed	29.953	36.901	40.805
Of which:
Portfolios managed on a discretionary basis	23.657	19.628	18.165
Other resources	2.949	3.081	2.831
Customer resources distributed but not managed by type of product:
Collective investment	3.468	3.407	3.695
Insurance products	32	35	39
Total	131.603	138.347	135.824

(*) Excludes balances from securitization funds.